Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

April 30, 2021

RW38-QTLY-0621
1.867270.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	26,061	$478,745
Fidelity Series Commodity Strategy Fund (a)	57,474	305,187
Fidelity Series Large Cap Growth Index Fund (a)	18,212	306,864
Fidelity Series Large Cap Stock Fund (a)	17,467	336,770
Fidelity Series Large Cap Value Index Fund (a)	42,657	651,807
Fidelity Series Small Cap Opportunities Fund (a)	8,690	160,336
Fidelity Series Value Discovery Fund (a)	14,363	239,293
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,963,305)		2,479,002

International Equity Funds - 21.1%
Fidelity Series Canada Fund (a)	9,259	123,058
Fidelity Series Emerging Markets Fund (a)	9,093	107,930
Fidelity Series Emerging Markets Opportunities Fund (a)	37,257	968,298
Fidelity Series International Growth Fund (a)	15,788	295,241
Fidelity Series International Index Fund (a)	10,366	124,700
Fidelity Series International Small Cap Fund (a)	5,071	110,792
Fidelity Series International Value Fund (a)	26,734	295,409
Fidelity Series Overseas Fund (a)	22,467	296,121
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,826,948)		2,321,549

Bond Funds - 44.4%
Fidelity Series Corporate Bond Fund (a)	69,020	755,075
Fidelity Series Emerging Markets Debt Fund (a)	6,578	60,653
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,955	19,998
Fidelity Series Floating Rate High Income Fund (a)	1,292	11,917
Fidelity Series Government Bond Index Fund (a)	88,906	937,071
Fidelity Series High Income Fund (a)	7,377	69,708
Fidelity Series Inflation-Protected Bond Index Fund (a)	86,607	942,281
Fidelity Series International Credit Fund (a)	210	2,101
Fidelity Series Investment Grade Bond Fund (a)	89,093	1,034,370
Fidelity Series Investment Grade Securitized Fund (a)	69,511	720,132
Fidelity Series Long-Term Treasury Bond Index Fund (a)	37,863	305,553
Fidelity Series Real Estate Income Fund (a)	3,696	41,802
TOTAL BOND FUNDS
(Cost $4,832,437)		4,900,661

Short-Term Funds - 12.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	417,729	417,729
Fidelity Series Short-Term Credit Fund (a)	20,793	211,673
Fidelity Series Treasury Bill Index Fund (a)	69,688	696,876
TOTAL SHORT-TERM FUNDS
(Cost $1,323,292)		1,326,278
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,945,982)		11,027,490
NET OTHER ASSETS (LIABILITIES) - 0.0%		(242)
NET ASSETS - 100%		$11,027,248

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$325,836	$326,200	$185,311	$117,260	$8,404	$3,616	$478,745
Fidelity Series Canada Fund	77,816	55,311	37,060	1,972	690	26,301	123,058
Fidelity Series Commodity Strategy Fund	179,785	153,767	92,773	857	1,919	62,489	305,187
Fidelity Series Corporate Bond Fund	502,160	409,926	128,285	17,731	(1,683)	(27,043)	755,075
Fidelity Series Emerging Markets Debt Fund	45,785	28,298	13,670	1,754	(358)	598	60,653
Fidelity Series Emerging Markets Debt Local Currency Fund	--	22,557	2,635	249	(33)	109	19,998
Fidelity Series Emerging Markets Fund	70,263	45,459	27,958	1,237	751	19,415	107,930
Fidelity Series Emerging Markets Opportunities Fund	639,855	428,785	268,007	23,496	6,276	161,389	968,298
Fidelity Series Floating Rate High Income Fund	9,929	5,951	4,531	349	(72)	640	11,917
Fidelity Series Government Bond Index Fund	593,945	528,025	131,091	16,010	(2,999)	(50,809)	937,071
Fidelity Series Government Money Market Fund 0.07%	165,306	548,920	296,497	280	--	--	417,729
Fidelity Series High Income Fund	51,577	31,861	15,478	2,351	80	1,668	69,708
Fidelity Series Inflation-Protected Bond Index Fund	600,085	444,802	122,261	9,199	(431)	20,086	942,281
Fidelity Series International Credit Fund	2,054	126	--	126	--	(91)	2,101
Fidelity Series International Growth Fund	206,264	175,352	98,612	34,999	866	11,371	295,241
Fidelity Series International Index Fund	84,693	55,528	37,240	1,951	616	21,103	124,700
Fidelity Series International Small Cap Fund	69,217	42,915	24,236	759	483	22,413	110,792
Fidelity Series International Value Fund	205,621	137,096	111,214	6,845	255	63,651	295,409
Fidelity Series Investment Grade Bond Fund	662,565	575,797	158,512	39,413	(2,870)	(42,610)	1,034,370
Fidelity Series Investment Grade Securitized Fund	447,961	394,666	107,419	14,035	(997)	(14,079)	720,132
Fidelity Series Large Cap Growth Index Fund	223,559	144,737	117,485	3,551	3,556	52,497	306,864
Fidelity Series Large Cap Stock Fund	228,550	165,374	142,011	14,179	5,650	79,207	336,770
Fidelity Series Large Cap Value Index Fund	432,809	307,417	247,010	11,042	7,405	151,186	651,807
Fidelity Series Long-Term Treasury Bond Index Fund	166,208	234,924	38,354	18,505	(3,670)	(53,555)	305,553
Fidelity Series Overseas Fund	206,669	138,716	96,847	2,796	1,375	46,208	296,121
Fidelity Series Real Estate Income Fund	30,431	19,210	12,579	1,670	(129)	4,869	41,802
Fidelity Series Short-Term Credit Fund	149,594	73,660	10,389	2,583	125	(1,317)	211,673
Fidelity Series Small Cap Opportunities Fund	109,176	66,248	64,702	2,713	2,343	47,271	160,336
Fidelity Series Treasury Bill Index Fund	541,023	201,010	44,616	673	(152)	(389)	696,876
Fidelity Series Value Discovery Fund	154,438	106,950	85,506	4,228	2,506	60,905	239,293
	$7,183,174	$5,869,588	$2,722,289	$352,813	$29,906	$667,099	$11,027,490

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.